Leases - Schedule of Maturity Analysis of the Group's Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Total	$ 10,515	$ 13,215
Less than one year
Leases
Total	3,968	4,473
One to five years
Leases
Total	$ 6,547	8,520
Above 5 years
Leases
Total		$ 222